Annual Total Returns - Fidelity Flex® Mid Cap Value Fund [BarChart] - 01.31 Fidelity Flex Mid Cap Value Fund PRO-10 - Fidelity Flex® Mid Cap Value Fund	Apr. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Mid Cap Value Fund-Default
Bar Chart Table:
Annual Return 2018	(16.92%)
Annual Return 2019	35.84%
Annual Return 2020	8.61%
Annual Return 2021	33.79%